Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets:
Cash	$ 988,379	$ 1,146,374
Accounts receivable, net	53,700
Inventory, net	739,095	124,121	86,574
Marketable securities		200,004
Total Current Assets	1,781,174	1,470,499	86,574
Property and Equipment, net	14,879	15,413	11,138
Other Assets	36,672	2,461
Total Assets	1,832,725	1,488,373	97,712
Current Liabilities:
Accounts Payable and Accrued Expenses	81,006	133,160	50,623
Cash Overdraft			1,082
Deferred Revenue	376,483	200,852	47,625
Convertible notes payable, current portion	1,500,000
Notes Payable	89,529	165,000	267,184
Accrued liabilities - other	1,642,118
Total Current Liabilities	3,689,136	499,012	366,514
Long-Term Liabilities:
Convertible Notes Payables	1,718,500	1,643,500
Total Long-Term Liabilities	1,718,500	1,643,500
Total Liabilities	5,407,636	2,142,512	366,514
Stockholders' Deficit:
Common Stock - 100,000,000 authorized, $0.001 par value, 48,272,311 and 41,828,952 shares issued and outstanding, respectively	48,272	41,829
Additional Paid-In Capital	(21,793)	1,883,656	985,839
Accumulated Deficit	(3,601,390)	(2,579,624)	(1,254,652)
Total Stockholders' Deficit	(3,574,911)	(654,139)	(268,802)
Total Liabilities, and Stockholders' Deficit	$ 1,832,725	1,488,373	97,712
Common Series A [Member]
Stockholders' Deficit:
Common Stock - 100,000,000 authorized, $0.001 par value, 48,272,311 and 41,828,952 shares issued and outstanding, respectively		14	11
Common Series B [Member]
Stockholders' Deficit:
Common Stock - 100,000,000 authorized, $0.001 par value, 48,272,311 and 41,828,952 shares issued and outstanding, respectively